(John Hancock Enduring Assets Fund - Classes A, C, I and R6) | (John Hancock Enduring Assets Fund)
INVESTMENT OBJECTIVE
To seek total return from capital appreciation and income, with an emphasis on absolute returns over a full market cycle.
FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available from your financial representative and on pages 21 to 23 of this prospectus under "Sales charge reductions and waivers" or pages 133 to 137 of the fund's Statement of Additional Information under "Initial sales charge on Class A shares."

Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - - (John Hancock Enduring Assets Fund) - USD ($)	Class A		Class C	Class I	Class R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00%		none	none	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	1.00%	none	none
Small account fee (for fund account balances under $1,000) ($)	$ 20		$ 20	none	none
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - (John Hancock Enduring Assets Fund)		Class A	Class C	Class I	Class R6
Management fee		1.20%	1.20%	1.20%	1.20%
Distribution and service (Rule 12b-1) fees		0.30%	1.00%	none	none
Other expenses	[1]	0.28%	0.28%	0.27%	0.18%
Total annual fund operating expenses		1.78%	2.48%	1.47%	1.38%
Contractual expense reimbursement		none	none	none	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursements		1.78%	2.48%	1.47%	1.37%
[1]	"Other expenses" have been restated from fiscal year amounts to reflect current fees and expenses.
[2]	The advisor contractually agrees to waive and/or reimburse all class-specific expenses for Class R6 shares to the extent they exceed 0.00% of average annual net assets (on an annualized basis) attributable to the class. This agreement expires on February 28, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example - (John Hancock Enduring Assets Fund) - - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	672	1,032	1,416	2,490
Class C	351	773	1,321	2,816
Class I	150	465	803	1,757
Class R6	139	436	754	1,657

Not Sold
Expense Example, No Redemption - (John Hancock Enduring Assets Fund)	1 Year	3 Years	5 Years	10 Years
Class C | | USD ($)	251	773	1,321	2,816

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 35% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in global securities of companies with enduring assets. For purposes of this policy, global securities include: common stock, depositary receipts, real estate securities (including real estate investment trusts (REITs)), master limited partnerships (MLPs) (up to a maximum of 25% of the fund's net assets), preferred stock, rights, warrants, exchange-traded funds (ETFs), and debt securities (up to a maximum of 20% of the fund's net assets). Also for purposes of this policy, enduring assets are long-lived physical assets that are held by companies in the utilities, infrastructure, and transportation sectors, as well as in the natural resources, financials (holding companies), real estate, and telecommunications sectors.

Companies with long-lived physical assets are those that the manager believes possess an advantageous competitive position due to factors such as a long track record, resilience in the face of technological advances, rising replacement costs, and limited substitution risk. The manager believes investment in these types of companies can contribute to attractive, long-term absolute returns. The fund also seeks to mitigate losses during periods of unfavorable equity market conditions by attempting to limit volatility relative to the wider market. While not managed explicitly for yield, the securities in which the fund invests may often provide higher dividend yields than the broader equity market. The fund is not managed to track a benchmark index.

The fund may invest in debt securities, including convertible bonds, without any maturity limit and of any credit quality, including high-yield securities (i.e., junk bonds). The fund may also invest in cash, cash equivalents, and derivative instruments. Derivatives may be used to reduce risk, obtain efficient market exposure, and/or enhance investment returns, and may include swaps, forward contracts, options, currency derivatives (including currency forwards, futures, options, and spot transactions), and similar instruments or combinations thereof. Country and regional weights are driven by bottom-up security selection and are typically unconstrained; however, the fund will generally be diversified regionally across global equity markets, including emerging markets. The fund invests in companies across the market-capitalization spectrum.

The fund seeks to outperform global equity markets during periods of flat or negative market performance and may underperform during periods of strong market performance. The fund's investment returns may be volatile over short periods of time and returns over any period of time may not be positive. The fund is non-diversified, which generally means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer. The maximum position in any individual security will typically be less than 10% of the fund's net assets. Generally, less than 10% of the fund's net assets will be invested in cash and cash equivalents, but can be as high as 20%.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Convertible securities risk. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company's financial condition or overall market conditions.

Exchange-traded funds risk. An ETF generally reflects the risks of the underlying securities it is designed to track. A fund bears ETF fees and expenses indirectly.

Financial services sector risk. Financial services companies can be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and interest-rate swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent to which a security may be sold or a derivative position closed without negatively impacting its market value, if at all, may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Master limited partnership risk. MLPs generally reflect the risks associated with their underlying assets and with pooled investment vehicles. MLPs with credit-related holdings are subject to interest-rate risk and risk of default.

Midstream energy infrastructure sector risk. Midstream energy infrastructure companies, such as companies that provide crude oil, refined product, and natural gas services, are subject to supply-and-demand fluctuations in the markets they serve, which may be impacted by a wide range of factors.

Natural resources industry risk. The natural resources industry can be significantly affected by international political and economic developments, energy conservation and exploration efforts, commodity prices, and taxes and other governmental regulations, among other factors.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Real estate investment trust risk. REITs, pooled investment vehicles that typically invest in real estate directly or in loans collateralized by real estate, carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Real estate securities risk. Securities of companies in the real estate industry carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small capitalization securities may underperform the market as a whole.

Telecommunications sector risk. Telecommunication services companies are subject to government regulation of services and rates of return and can be significantly affected by intense competition, among other factors.

Transportation sector risk. Transportation companies can be significantly affected by economic changes, fuel, maintenance, and insurance costs, labor relations, and government regulation, among other factors.

Utilities sector risk. Utilities companies' performance may be volatile due to variable fuel, service, and financing costs, conservation efforts, government regulation, and other factors.

Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

PAST PERFORMANCE

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A and Class C), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I and Class R6).

A note on performance

Class A and Class C shares commenced operations on December 20, 2013, and May 16, 2014, respectively. Returns shown prior to Class C shares' commencement date are those of Class A shares, except they do not include Class A sales charges and would be lower if they did. Returns for Class C shares would have been substantially similar to returns of Class A shares because both share classes are invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Best quarter: Q2 '14, 7.30% Worst quarter: Q3 '14, –3.65%
Average annual total returns (%)—as of 12/31/15
Average Annual Total Returns - (John Hancock Enduring Assets Fund) -	1 Year	Since Inception	Inception Date
Class A	(8.50%)	0.10%	Dec. 20, 2013
Class A | after tax on distributions	(8.65%)	(0.16%)	Dec. 20, 2013
Class A | after tax on distributions, with sale	(4.51%)	0.18%	Dec. 20, 2013
Class C	(5.35%)	2.10%	Dec. 20, 2013
Class I	(3.35%)	2.95%	Dec. 20, 2013
Class R6	(3.10%)	3.12%	Dec. 20, 2013
MSCI All Country World Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	(1.84%)	2.62%	Dec. 20, 2013